Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
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C000121593
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class S
Account Value	$ 11,906	$ 11,789	$ 11,675	$ 11,545	$ 11,470	$ 11,380	$ 11,437	$ 11,373	$ 11,369	$ 11,338	$ 11,181	$ 11,011	$ 11,018	$ 11,053	$ 11,041	$ 11,006	$ 11,008	$ 11,032	$ 10,992	$ 10,913	$ 10,976	$ 10,864	$ 10,854	$ 10,783	$ 10,817	$ 10,946	$ 11,010	$ 10,974	$ 10,982	$ 10,964	$ 11,032	$ 11,066	$ 11,037	$ 11,047	$ 11,058	$ 11,063	$ 11,048	$ 11,049	$ 11,037	$ 11,020	$ 10,979	$ 10,965	$ 10,932	$ 10,920	$ 10,914	$ 10,887	$ 10,847	$ 10,794	$ 10,805	$ 10,794	$ 10,772	$ 10,741	$ 10,688	$ 10,656	$ 10,580	$ 10,709	$ 10,642	$ 10,574	$ 10,559	$ 10,545	$ 10,519	$ 10,512	$ 10,453	$ 10,444	$ 10,407	$ 10,399	$ 10,369	$ 10,321	$ 10,282	$ 10,254	$ 10,247	$ 10,229	$ 10,232	$ 10,217	$ 10,190	$ 10,172	$ 10,168	$ 10,153	$ 10,149	$ 10,146	$ 10,154	$ 10,162	$ 10,151	$ 10,150	$ 10,141	$ 10,141	$ 10,120	$ 10,120	$ 10,109	$ 10,088	$ 10,070	$ 10,061	$ 10,063	$ 10,046	$ 10,039	$ 10,062	$ 10,055	$ 10,050	$ 10,030	$ 10,013	$ 10,015	$ 9,996	$ 9,979	$ 9,963	$ 9,954	$ 9,966	$ 9,969	$ 9,962	$ 9,972	$ 9,986	$ 9,987	$ 9,989	$ 9,983	$ 9,997	$ 9,989	$ 9,992	$ 9,998	$ 9,994	$ 9,999	$ 9,995	$ 10,000
C000235257
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class Y
Account Value	$ 10,861	10,763	10,657	10,525	10,455	10,382	10,431	10,359	10,354	10,323	10,189	10,032	10,026	10,067	10,043	10,019	10,008	10,028	9,990	9,916	9,971	9,867	9,856	9,790	9,829	9,934	9,989	9,955	9,970	9,941
C000009601
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class S
Account Value	$ 13,025	12,826	12,761	12,660	12,382	12,343	12,467	12,439	12,319	12,265	12,005	11,331	11,507	11,857	12,062	12,042	11,872	11,861	11,887	11,799	12,032	11,680	11,673	11,217	11,337	11,785	11,957	11,671	12,061	11,907	12,404	12,896	13,002	13,401	13,358	13,219	13,231	13,349	13,370	13,290	13,233	13,140	13,005	12,920	13,074	12,979	12,868	12,642	12,663	12,659	12,692	12,428	12,205	11,845	12,185	12,853	12,685	12,478	12,458	12,429	12,425	12,483	12,304	12,220	12,178	12,060	11,986	11,805	11,726	11,653	11,620	11,515	11,615	11,671	11,677	11,655	11,650	11,535	11,561	11,508	11,502	11,573	11,457	11,405	11,312	11,264	11,249	11,174	11,163	11,003	10,907	10,863	10,794	10,747	10,606	11,074	11,181	11,242	11,222	11,217	11,021	10,943	10,867	10,782	10,784	10,679	10,559	10,452	10,433	10,339	10,320	10,211	10,257	10,305	10,371	10,320	10,465	10,277	10,175	10,113	10,000
C000229508
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class Y
Account Value	$ 9,926	9,772	9,721	9,642	9,428	9,396	9,489	9,465	9,373	9,330	9,130	8,615	8,748	9,011	9,165	9,148	9,017	9,007	9,025	8,956	9,121	8,863	8,856	8,508	8,597	8,935	9,063	8,844	9,139	9,020	9,394	9,765	9,843	10,143	10,109	10,001	10,008	10,095	10,109	10,046
C000009602
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Minnesota Tax-Free Income Fund
Account Value	$ 12,440	12,266	12,221	12,135	11,875	11,894	12,015	12,008	11,902	11,868	11,600	11,106	11,287	11,607	11,738	11,708	11,529	11,572	11,593	11,465	11,672	11,386	11,366	10,842	10,923	11,378	11,650	11,324	11,668	11,473	11,840	12,252	12,369	12,733	12,708	12,587	12,598	12,713	12,733	12,638	12,574	12,514	12,406	12,341	12,478	12,405	12,320	12,154	12,184	12,156	12,173	11,962	11,783	11,439	11,710	12,288	12,139	11,977	11,960	11,945	11,939	11,989	11,818	11,745	11,697	11,569	11,517	11,336	11,276	11,225	11,141	11,047	11,145	11,204	11,175	11,156	11,149	11,035	11,058	11,009	11,015	11,111	11,000	10,984	10,946	10,951	10,903	10,844	10,836	10,702	10,625	10,596	10,519	10,498	10,388	10,810	10,904	10,939	10,921	10,936	10,759	10,712	10,645	10,577	10,570	10,484	10,406	10,357	10,329	10,260	10,251	10,185	10,194	10,197	10,247	10,208	10,259	10,126	10,075	10,058	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	11,846	11,678	11,412	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,193	10,058	9,916	9,690	9,599	9,439	9,683	9,595	9,732	9,759	9,399	8,992	9,136	9,374	9,435	9,441	9,475	9,579	9,522	9,286	9,532	9,248	9,290	8,960	9,078	9,488	9,764	9,531	9,683	9,621
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,843	12,117	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,925	12,819	12,784	12,746	12,640	12,563	12,766	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,740	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,471	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	10,029	9,931	9,853	9,764	9,617	9,645	9,766	9,766	9,754	9,804	9,581	9,009	9,086	9,361	9,498	9,460	9,366	9,448	9,470	9,264	9,479	9,214	9,188	8,777	8,851	9,204	9,410	9,168	9,321	9,184	9,445	9,762	9,797	10,073	10,056	9,972	10,001	10,074	10,111	10,027
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,843	12,117	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,925	12,819	12,784	12,746	12,640	12,563	12,766	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,740	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,471	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	11,772	11,675	11,570	11,434	11,370	11,288	11,326	11,281	11,323	11,279	11,146	11,017	10,983	10,988	10,949	10,903	10,948	10,981	10,944	10,787	10,868	10,781	10,761	10,673	10,686	10,818	10,903	10,846	10,923	10,857	10,915	11,065	11,114	11,194	11,211	11,220	11,257	11,267	11,266	11,247	11,265	11,251	11,242	11,247	11,251	11,247	11,237	11,226	11,224	11,223	11,219	11,198	11,175	11,138	11,068	11,034	10,944	10,884	10,858	10,858	10,820	10,826	10,740	10,746	10,687	10,613	10,589	10,520	10,504	10,463	10,382	10,352	10,341	10,348	10,312	10,306	10,305	10,267	10,278	10,261	10,271	10,298	10,295	10,317	10,320	10,332	10,312	10,285	10,289	10,272	10,253	10,248	10,231	10,212	10,206	10,248	10,252	10,240	10,251	10,249	10,188	10,195	10,181	10,144	10,135	10,083	10,096	10,116	10,119	10,089	10,096	10,089	10,093	10,084	10,076	10,053	10,069	10,017	10,043	10,028	10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	10,785	10,696	10,599	10,475	10,417	10,342	10,376	10,335	10,373	10,333	10,211	10,093	10,062	10,066	10,031	9,989	10,030	10,061	10,026	9,882	9,957	9,877	9,858	9,778	9,790	9,911	9,989	9,937	10,007	9,946
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	11,940	11,856	11,706	11,587	11,466	11,541	11,636	11,650	11,642	11,679	11,503	11,084	11,100	11,289	11,366	11,331	11,252	11,362	11,413	11,201	11,423	11,197	11,147	10,842	10,866	11,179	11,372	11,169	11,203	11,031	11,216	11,487	11,532	11,819	11,803	11,780	11,814	11,869	11,876	11,799	11,796	11,795	11,743	11,690	11,818	11,779	11,737	11,664	11,688	11,670	11,674	11,540	11,480	11,163	11,176	11,499	11,431	11,294	11,259	11,236	11,178	11,274	11,210	11,118	11,057	10,939	10,936	10,860	10,808	10,711	10,607	10,523	10,544	10,602	10,606	10,565	10,536	10,433	10,473	10,477	10,508	10,533	10,485	10,605	10,608	10,682	10,614	10,536	10,582	10,478	10,406	10,404	10,319	10,212	10,162	10,442	10,488	10,530	10,530	10,490	10,399	10,421	10,370	10,410	10,370	10,253	10,232	10,243	10,185	10,124	10,121	10,068	10,040	10,075	10,085	10,092	10,161	10,009	10,042	10,035	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	10,121	10,051	9,923	9,822	9,720	9,783	9,864	9,876	9,869	9,901	9,752	9,396	9,410	9,570	9,635	9,605	9,538	9,631	9,675	9,495	9,684	9,492	9,449	9,191	9,211	9,477	9,640	9,468	9,497	9,351	9,508	9,737	9,776	10,019	10,006	9,986	10,015	10,061	10,067	10,002
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 11,940	$ 11,856	$ 11,706	$ 11,587	$ 11,466	$ 11,541	$ 11,636	$ 11,650	$ 11,642	$ 11,679	$ 11,503	$ 11,084	$ 11,100	$ 11,289	$ 11,366	$ 11,331	$ 11,252	$ 11,362	$ 11,413	$ 11,201	$ 11,423	$ 11,197	$ 11,147	$ 10,842	$ 10,866	$ 11,179	$ 11,372	$ 11,169	$ 11,203	$ 11,031	$ 11,216	$ 11,487	$ 11,532	$ 11,819	$ 11,803	$ 11,780	$ 11,814	$ 11,869	$ 11,876	$ 11,799	$ 11,796	$ 11,795	$ 11,743	$ 11,690	$ 11,818	$ 11,779	$ 11,737	$ 11,664	$ 11,688	$ 11,670	$ 11,674	$ 11,540	$ 11,480	$ 11,163	$ 11,176	$ 11,499	$ 11,431	$ 11,294	$ 11,259	$ 11,236	$ 11,178	$ 11,274	$ 11,210	$ 11,118	$ 11,057	$ 10,939	$ 10,936	$ 10,860	$ 10,808	$ 10,711	$ 10,607	$ 10,523	$ 10,544	$ 10,602	$ 10,606	$ 10,565	$ 10,536	$ 10,433	$ 10,473	$ 10,477	$ 10,508	$ 10,533	$ 10,485	$ 10,605	$ 10,608	$ 10,682	$ 10,614	$ 10,536	$ 10,582	$ 10,478	$ 10,406	$ 10,404	$ 10,319	$ 10,212	$ 10,162	$ 10,442	$ 10,488	$ 10,530	$ 10,530	$ 10,490	$ 10,399	$ 10,421	$ 10,370	$ 10,410	$ 10,370	$ 10,253	$ 10,232	$ 10,243	$ 10,185	$ 10,124	$ 10,121	$ 10,068	$ 10,040	$ 10,075	$ 10,085	$ 10,092	$ 10,161	$ 10,009	$ 10,042	$ 10,035	$ 10,000